Note 9 - Finance Income and Expense - Finance Income and Expense (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Foreign exchange gains		$ 33,000
Interest received				4,000	9,000
Related party loan interest payable	387,000	1,653,000		1,588,000	1,636,000
Convertible loan notes and preference shares interest payable	307,000	1,185,000		1,284,000	1,220,000
Financing agreement finance cost payable				206,000	217,000
Debtor invoice finance cost payable	51,000	174,000		164,000
Lease liabilities interest payable	22	95		1	55
Bank interest payable	6,000				17,000
Provisions – unwinding of discount	42,000
Foreign exchange losses	(19,000)				93,000
Other finance costs		75,000			157,000
Total finance expense	$ 796,000	$ 3,182,000	$ 3,345,000	$ 3,243,000	$ 3,395,000